Finance Income and Finance Expense (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of finance income and finance expense [Abstract]
Schedule of Finance Income and Finance Expense
	2023	2022	2021
Interest income	302,249	114,268	26,990
Net foreign currency exchange gain	-	-	47,161
Revaluation gain from derivative financial instruments	15,066	451,131	5,085
Gain on modification of financial instruments	36,778	-	-
Total finance income	354,093	565,399	79,236
Interest expense (incl. bank charges)	1,032,444	904,345	14,112
Net foreign currency exchange loss	447,456	305,560	-
Revaluation loss from derivative financial instruments	181,258	-	-
Loss on modification of financial instruments	7,317	-	-
Transaction costs	-	1,137	-
Total finance expense	1,668,475	1,211,042	14,112
Finance expense, net	(1,314,382)	(645,643)	65,124